CONTINENTAL ASSURANCE CO SEPARATE ACCOUNT B

Pursuant to Rule 497(e)

Registration No. 2-25483

Continental Assurance Company Separate Account (B)

Supplement Dated March 30, 2011 to Prospectus and

Statement of Additional Information dated April 12, 2010 and

Prospectus Supplement dated February 28, 2011

This supplement amends certain information contained in your Continental Assurance Company Separate Account (B) prospectus. Please read this Supplement carefully and retain it for future reference.

Dennis R. Hemme resigned as Committee Member and Chairman and President of Separate Account (B) on March 25, 2011. At a Meeting of the Committee Members of Separate Account (B) held on March 25, 2011, Separate Account (B)’s investment advisor, CAC, proposed electing Edward J. Lavin to serve as Dennis R. Hemme’s successor as Committee Member and Chairman and President of Separate Account (B) until the next Annual Meeting of the Participants. After discussion, the Committee Members agreed that CAC’s proposal was in the best interest of the participants of the Account and elected Edward J. Lavin as Committee Member and Chairman and President of Separate Account (B) until the next Annual Meeting of the Participants.

Separate Account (B)’s investment advisor, CAC, also discussed Edward J. Lavin’s qualifications to replace Mr. Hemme as lead member of the Portfolio Management Committee. After discussion, the Committee Members agreed that it was in the best interest of the participants for Edward J. Lavin to become the lead member of the Portfolio Management Committee.

The portfolio manager information under the caption “Management” in the Prospectus (p. 15) has been superseded and replaced with the following:

Portfolio Manager

The portfolio of Separate Account (B) is managed by a Portfolio Management Committee consisting of Edward J. Lavin, J. Gregory McClain and Matthew J. Krimm. Messrs. Lavin, McClain and Krimm are responsible for the day-to-day management of the Account’s portfolio.

Edward J. Lavin, CFA, is Assistant Vice President of Investment Analysis and Derivatives Accounting in the Investments Area of Separate Account (B)’s investment advisor, CAC, and its parent company CCC where he is responsible for the quantification, analysis, reporting and monitoring of various asset classes. From April 2000 to April 2009, he was Director of Investment Analysis and Derivatives Accounting in the Investments Area of Separate Account (B)’s investment advisor, CAC, and its parent company CCC. Mr. Lavin has been a member of the Portfolio Management Committee since March 2011. Mr. Lavin will serve as the lead member of the Portfolio Management Committee with respect to portfolio composition.

J. Gregory McClain has been a Director of Finance and Corporate Banking Relations of Separate Account (B)’s investment advisor, CAC, and its parent company CCC, since July 2009, where he is responsible for the financial and operating relationships with CAC’s and CCC’s banks. Mr. McClain also manages the cash operations of CAC’s and CCC’s Treasury area. From September 2006 until April 2009, Mr. McClain was Vice President, Senior Treasury Management Sales Officer at Bank of America, where he provided cash management and liquidity solutions for commercial banking clients. From October 2005 until September 2006, he was Vice President, Client Manager at Bank of America. Prior thereto, Mr. McClain was a registered securities representative and licensed broker at Edward Jones. Mr. McClain has been a member of the Portfolio Management Committee since February 2011, where he focuses on portfolio composition.

Matthew J. Krimm, CFA, has been a Senior Analyst in the Portfolio Analytics Group of Separate Account (B)’s investment advisor, CAC, and its parent company CCC, since February 2009, where he is responsible for monitoring and reporting on the risk attributes of CAC’s and CCC’s portfolio holdings. From August 2008 until February 2009, he was a research analyst for Leavitt Capital Management, Inc, a private investment management firm with an emphasis on various equity and non-equity strategies. At Leavitt Capital, Mr. Krimm assisted in management of their hedge funds and other investment accounts. From May 2006 through August 2008, Mr. Krimm was a research associate and assistant portfolio manager for Rydex Investments, a mutual fund company, focusing on enhanced equity indexing and asset allocation strategies. From May 2005 until May 2006, Mr. Krimm was an Institutional Trade Specialist for Rydex Investments. Mr. Krimm has been a member of the Portfolio Management Committee since February 2011, where he focuses on the risk attributes and composition of the portfolio.

The chart of Officers and Members of the Committee under the caption “Management of Separate Account (B)” in the Statement of Additional Information (pages 4-5) has been superseded and replaced with the following:

MANAGEMENT OF SEPARATE ACCOUNT (B)

OFFICERS AND MEMBERS OF THE COMMITTEE OFFICERS AND MEMBERS OF THE COMMITTEE

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE LAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY COMMITTEE MEMBER	OTHER DIRECTOR- SHIPS HELD BY COMMITTEE MEMBER DURING THE LAST 5 YEARS

DISINTERESTED COMMITTEE MEMBERS

Richard T. Fox 333 South Wabash Avenue Chicago, Illinois 60604 Born February 15, 1938	Committee Member	One Year Since February 1986	Self-Employed Independent Financial Consultant	One	None

Petrine J. Nielsen 333 South Wabash Avenue Chicago, Illinois 60604 Born June 27, 1940	Committee Member	One Year Since June 2004	Retired	One	None

Peter J. Wrenn 333 South Wabash Avenue Chicago, Illinois 60604 Born February 10, 1936	Committee Member	One Year Since April 1987	President and Chairman of Hudson Technology, Inc. (tooling and manufacturing)	One	None

INTERESTED COMMITTEE MEMBER AND EXECUTIVE OFFICERS*

Edward J. Lavin 333 South Wabash Avenue Chicago, Illinois 60604 Born June 21, 1968	Committee Member Chairman and President	One Year Since March 2011	Assistant Vice President of CAC and CCC since April 2009; Member of Portfolio Management Committee since March 2011; prior thereto Director of CAC and CCC	One	None

Lawrence J. Boysen 333 South Wabash Avenue Chicago, Illinois 60604 Born December 3, 1955	Principal Financial and Accounting Officer	N/A Since July 2009	Senior Vice President and Corporate Controller of CAC and CCC	N/A	N/A

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE LAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY COMMITTEE MEMBER	OTHER DIRECTOR- SHIPS HELD BY COMMITTEE MEMBER DURING THE LAST 5 YEARS
Thomas C. Scott 333 South Wabash Avenue Chicago, Illinois 60604 Born March 4, 1947	Principal Executive Officer	N/A Since July 2009	Senior Vice President, Life and Group Operations of CAC and CCC	N/A	N/A

Michael P. Coffey 333 South Wabash Avenue Chicago, Illinois 60604 Born October 10, 1966	Chief Compliance Officer	One Year Since August 2004	Assistant Vice President and Assistant General Counsel of CAC and CCC since April 2006; prior thereto Director and Senior Counsel of CAC and CCC	N/A	N/A

*	An “interested person” within the meaning of Section 2(a)(19) of the 1940 Act by virtue of his/her employment with CAC.

The Standing Committee information under the caption “Additional Information Regarding the Committee” in the Statement of Additional Information (pages 5-6) has been superseded and replaced with the following:

STANDING COMMITTEES

Given the size of Separate Account (B), the Committee does not have a standing Nominating Committee or a nominating charter. The Committee believes the disinterested Committee Members are capable of performing the functions of the Nominating Committee and, therefore, perform such functions. The disinterested Committee Members consider nominations for Committee Members from Participants, as well as other Committee Members, and any other sources they deem reasonable. The disinterested Committee Members, to serve the best interests of the Participants, carefully review the qualifications of each nominee and determine which nominees should be submitted to a vote of the Participants at the Annual Meeting. Participants may nominate Committee Members by submitting nominations to the Secretary of the Committee at the address set forth on the top of page 1.

In evaluating potential Committee Member nominees, including those identified by Participants, our disinterested Committee Members seek individuals with talent, ability and experience from a wide variety of backgrounds to provide a diverse spectrum of experience and expertise relevant to Separate Account (B). A candidate should represent the interests of all Participants, and not those of a special interest group, have a reputation for integrity and be willing to make a significant commitment to fulfilling the duties of a Committee Member. Our disinterested Committee Members will screen and evaluate qualified disinterested Committee Member nominees based on the criteria set forth above, as well as other relevant considerations. Our disinterested Committee Members will retain full discretion in considering their nomination recommendations to our Committee.

In identifying, evaluating and nominating individuals to serve as Committee Member of Separate Account (B), including those identified by Participants, our disinterested Committee Members do not rely on any predetermined diversity guidelines or rules. Rather, our disinterested Committee Members believe that Separate Account (B) is best served by Committee Members with a wide range of perspectives, professional experiences, skills and other individual qualities and attributes.

Richard T. Fox. Mr. Fox has served as a Chief Investment Officer for various large institutions, where he managed billions of dollars in assets. Mr. Fox is a self-employed financial consultant, which provides him with skills in evaluating businesses and experience in providing advice to third parties on financial transactions. These provide him with valuable experience in overseeing the management of investment portfolios such as Separate Account (B)’s. Mr. Fox’s knowledge and experience also enable him to serve as the “financial expert” on Separate Account (B)’s Audit Committee. Mr. Fox has been a Committee Member of Separate Account (B) since 1986.

Petrine J. Nielsen. Ms. Nielsen has experience as a former Senior Vice President of operations and client management of a shareholder services company. She also has over twenty years of experience at a large bank in the areas of corporate lending and shareholder services. These experiences have provided her with a deep knowledge of the issues faced by investment companies and their participants. In addition, her previous service on the board of two trust companies provides her with an important perspective and experience in overseeing the management of the operational aspects of investment companies such as Separate Account (B). Ms. Nielsen has been a Committee Member of Separate Account (B) since 2004.

Peter J. Wrenn. As President and Chairman of a tooling and manufacturing company, Mr. Wrenn has had extensive hands-on experience running a business. He also serves as a director of two manufacturing companies. His experience as a key executive at an operating company and board service provides a practical perspective and insight in overseeing the management of Separate Account (B)’s portfolio. Mr. Wrenn has been a Committee Member of Separate Account (B) since 1987.

Edward J. Lavin. Mr. Lavin is Assistant Vice President of Investment Analysis and Derivatives Accounting in the Investments Area of Separate Account (B)’s investment advisor, CAC, where he is responsible for the quantification, analysis, reporting and monitoring of various asset classes. Mr. Lavin is also a Chartered Financial Analyst charterholder. His experience and perspective provide valuable insight into the governance of Separate Account (B) and the composition of its portfolio. Mr. Lavin has been a Committee Member of Separate Account (B) since 2011.

Thomas C. Scott serves as principal executive officer of Separate Account (B) and Edward J. Lavin serves as Chairman of Separate Account (B). As such, the same person does not serve as both principal executive officer and Chairman of Separate Account (B). Mr. Lavin is considered an “interested person” as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of his employment with Separate Account (B)’s investment advisor, CAC. Separate Account (B) does not have a Lead Independent Director. Our Committee believes that this structure provides input and guidance for the Committee from both interested Committee Members, as represented by the employees of CAC, and the disinterested Committee Members, which enable the Committee to fulfill its oversight role. Due to its small asset size, the single purpose nature of its business, and small Committee size consisting of disinterested Committee Members who control seventy-five percent of the Committee, Separate Account (B)’s Committee has determined that this leadership structure is appropriate.

Our Committee recognizes the importance of understanding, evaluating and, to the extent practicable, managing the risk associated with Separate Account (B)’s investment portfolio and operations. As part of its oversight responsibility, CAC’s management provides periodic reports to our Committee which, among other things, seek to identify the principal risks facing Separate Account (B), identify and evaluate policies and practices which promote a culture that actively balances risk and reward, and evaluate risk management practices. These reports enable the disinterested Committee Members to conduct meaningful and substantive discussions concerning these issues during full Committee deliberations.

Messrs. Fox and Wrenn and Ms. Nielsen serve as members of the Audit Committee. The Audit Committee is responsible for administering Separate Account (B)’s policies in matters of accounting and control in its oversight of Separate Account (B)’s financial reporting process. The Audit Committee meets with the independent registered public accounting firm at least annually, including outside the presence of CAC’s management, to review the financial statements as to their conformity with accounting principles generally accepted in the United States of America and the independent registered public accounting firm’s opinion. In addition, the Audit Committee considers the independence of and hires the independent registered public accounting firm. The Audit Committee performs its duties in accordance with the Audit Charter.

The information under the caption “Certain Material Relationships of Nominees for Committee Member” in the Statement of Additional Information (p. 7) has been superseded and replaced with the following:

CERTAIN MATERIAL RELATIONSHIPS OF NOMINEES FOR COMMITTEE MEMBER

No Committee Member has served as an officer of Separate Account (B) or CAC or had any other material interest in or relationship with, or purchased securities from, Separate Account (B), CAC or any of their respective affiliates during the past five years, except for Mr. Lavin who is affiliated with CAC.

The information under the caption “Executive Officers” in the Statement of Additional Information (p. 8) has been superseded and replaced with the following:

EXECUTIVE OFFICERS

Separate Account (B) has four executive officers: Lawrence J. Boysen, Michael P. Coffey, Edward J. Lavin and Thomas C. Scott. Information regarding the executive officers is contained in the table on pages 4 and 5 of this SAI. Other than Mr. Scott and Mr. Boysen, the officers of Separate Account (B) are elected annually for terms of one year or until their respective successors are elected and qualified. In their respective capacities as Senior Vice President, Life and Group Operations and Senior Vice President and Corporate Controller for CAC, Mr. Scott and Mr. Boysen also act as the Chief Executive Officer and Principal Financial and Accounting Officer of Separate Account (B).

The information under the caption “Portfolio Manager” in the Statement of Additional Information (p. 9) has been superseded and replaced with the following:

PORTFOLIO MANAGER

The portfolio of Separate Account (B) is managed by a Portfolio Management Committee consisting of Edward J. Lavin, J. Gregory McClain and Matthew J. Krimm. Messrs. Lavin, McClain and Krimm are responsible for the day-to-day management of the Account’s portfolio.

Edward J. Lavin, CFA, is Assistant Vice President of Investment Analysis and Derivatives Accounting in the Investments Area of Separate Account (B)’s investment advisor, CAC, and its parent company CCC where he is responsible for the quantification, analysis, reporting and monitoring of various asset classes. From April 2000 to April 2009, he was Director of Investment Analysis and Derivatives Accounting in the Investments Area of Separate Account (B)’s investment advisor, CAC, and its parent company CCC. Mr. Lavin has been a member of the Portfolio Management Committee since March 2011. Mr. Lavin will serve as the lead member of the Portfolio Management Committee with respect to portfolio composition.

J. Gregory McClain has been a Director of Finance and Corporate Banking Relations of Separate Account (B)’s investment advisor, CAC, and its parent company CCC, since July 2009, where he is responsible for the financial and operating relationships with CAC’s and CCC’s banks. Mr. McClain also manages the cash operations of CAC’s and CCC’s Treasury area. From September 2006 until April 2009, Mr. McClain was Vice President, Senior Treasury Management Sales Officer at Bank of America, where he provided cash management and liquidity solutions for commercial banking clients. From October 2005 until September 2006, he was Vice President, Client Manager at Bank of America. Prior thereto, Mr. McClain was a registered securities representative and licensed broker at Edward Jones. Mr. McClain has been a member of the Portfolio Management Committee since February 2011, where he focuses on portfolio composition.

Matthew J. Krimm, CFA, has been a Senior Analyst in the Portfolio Analytics Group of Separate Account (B)’s investment advisor, CAC, and its parent company CCC, since February 2009, where he is responsible for monitoring and reporting on the risk attributes of CAC’s and CCC’s portfolio holdings. From August 2008 until February 2009, he was a research analyst for Leavitt Capital Management, Inc, a private investment management firm with an emphasis on various equity and non-equity strategies. At Leavitt Capital, Mr. Krimm assisted in management of their hedge funds and other investment accounts. From May 2006 through August 2008, Mr. Krimm was a research associate and assistant portfolio manager for Rydex Investments, a mutual fund company, focusing on enhanced equity indexing and asset allocation strategies. From May 2005 until May 2006, Mr. Krimm was an Institutional Trade Specialist for Rydex Investments. Mr. Krimm has been a member of the Portfolio Management Committee since February 2011, where he focuses on the risk attributes and composition of the portfolio.

Due to their roles with CAC and CCC, Messrs. Lavin, McClain and Krimm only devote a portion of their time and resources to Separate Account (B).

The Portfolio Management Committee is not primarily responsible for the day-to-day management of portfolios of other accounts. Messrs. Lavin, McClain and Krimm do not receive any compensation directly from Separate Account (B). Separate Account (B), however, does pay certain fees to CAC, whose parent company CCC pays 100% of Messrs. Lavin’s, McClain’s and Krimm’s compensation (e.g., salary, annual incentive bonus, long-term incentive compensation, retirement plans and other welfare and benefit plan arrangements). Messrs. Lavin’s, McClain’s and Krimm’s salary is fixed while their compensation from the annual incentive bonus, if applicable, and long-term incentive compensation, if applicable, varies depending on their contributions to CNAF and CNAF’s financial results. None of Messrs. Lavin’s, McClain’s and Krimm’s compensation is directly based on the performance of Separate Account (B) on either a pre-tax or after-tax basis nor is it based on the value of assets held in Separate Account (B). The dollar range of equity securities in Separate Account (B) beneficially owned by Messrs. Lavin, McClain and Krimm as of March 30, 2011 is: none.

The information under the caption “Directors and Officers of the Insurance Company” in Part C. Other Information (p.C-1) has been superseded and replaced with the following:

ITEM 30. DIRECTORS AND OFFICERS OF THE INSURANCE COMPANY.

The following table sets forth certain information regarding:

(a) each director or officer of CAC who is engaged directly or indirectly in activities relating to Separate Account (B) or the variable annuity contracts offered by Separate Account (B); and

(b) each executive officer of CAC (including CAC’s president, secretary, treasurer and certain vice presidents).

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH CAC	POSITIONS AND OFFICES WITH SEPARATE ACCOUNT (B)
*Thomas F. Motamed	Chairman of the Board, Chief Executive Officer and President (Principal Executive Officer)	None

*George R. Fay	Executive Vice President, Worldwide Property and Casualty Claim	None

*Larry A. Haefner	Executive Vice President and Chief Actuary	None

*Jonathan D. Kantor	Executive Vice President, General Counsel and Secretary	None

*Robert A. Lindemann	President and Chief Operating Officer, CNA Commercial	None

*D. Craig Mense	Executive Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	None

*Thomas Pontarelli	Executive Vice President and Chief Administration Officer	None

*Timothy J. Szerlong	President, World Wide Field Operations	None

*Peter W. Wilson	President and Chief Operating Officer, CNA Specialty	None

*Edward J. Lavin	Assistant Vice President	Chairman and President and Member of Committee

*Lawrence J. Boysen	Senior Vice President and Corporate Controller	(Principal Financial and Accounting Officer)

*Thomas C. Scott	Senior Vice President, Life and Group Operations	(Principal Executive Officer)

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH CAC	POSITIONS AND OFFICES WITH SEPARATE ACCOUNT (B)
*Michael P. Coffey	Assistant Vice President and Assistant General Counsel	Chief Compliance Officer

*	The principal business address is 333 South Wabash Avenue, Chicago, Illinois 60604.

The information under the caption “Principal Underwriters” in Part C. Other Information (p.C-5) has been superseded and replaced with the following:

ITEM 35. PRINCIPAL UNDERWRITERS.

CNA Investor Services, Inc., an affiliate of CAC, acts as the principal underwriter for Separate Account (B). CNA Investor Services, Inc. also acts as the principal underwriter for Reassure America Life, formerly known as Valley Forge Life Insurance Company.

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT*
* Carol Kuntz	Chairman of the Board and President	N/A

* Stephanie Rishel	Vice President and Treasurer	N/A

* Robert J. Grob	Assistant Vice President	N/A

* Mary A. Ribikawskis	Assistant Vice President and Secretary	N/A

* David Lehman	Assistant Secretary	N/A

*	The principal business address is 333 South Wabash Avenue, Chicago, Illinois 60604.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION OR ANNUITIZATION	BROKERAGE COMMISSIONS	OTHER COMPENSATION
CNA Investor Services, Inc.	None	None	None	$5,000 annually*

*	CAC pays CNA Investor Services, Inc. an annual fee of $5,000 to perform underwriting services for Separate Account (B).

This supplement must be accompanied by, or read in conjunction with, the Prospectus dated April 12, 2010, and the Prospectus Supplement dated February 28, 2011. Please keep this Supplement for future reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this post-effective amendment to its Registration Statement on Form N-3 to be signed on its behalf by the undersigned, in the City of Chicago, and State of Illinois, on the 30th day of March, 2011.

CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)

By:	/s/ Edward J. Lavin
Edward J. Lavin, Chairman of Committee

CONTINENTAL ASSURANCE COMPANY

By:	/s/ Thomas F. Motamed
Thomas F. Motamed, Chairman, Chief Executive Officer and President

SIGNATURE	TITLE	DATE

/s/ Edward J. Lavin Edward J. Lavin	Chairman and Member of Committee of Separate Account (B)	March 30, 2011

/s/ Richard T. Fox by Lynne Gugenheim as attorney-in-fact Richard T. Fox	Member of Committee of Separate Account (B)	March 30, 2011

/s/ Petrine J. Nielsen by Lynne Gugenheim as attorney-in-fact Petrine J. Nielsen	Member of Committee of Separate Account (B)	March 30, 2011

/s/ Peter J. Wrenn by Lynne Gugenheim as attorney-in-fact Peter J. Wrenn	Member of Committee of Separate Account (B)	March 30, 2011

SIGNATURE	TITLE	DATE

/s/ Thomas C. Scott by Lynne Gugenheim as attorney-in-fact Thomas C. Scott	(Principal Executive Officer of Separate Account (B))	March 30, 2011

/s/ Lawrence J. Boysen by Lynne Gugenheim as attorney-in-fact Lawrence J. Boysen	(Principal Financial and Accounting Officer of Separate Account (B))	March 30, 2011

/s/ Michael P. Coffey Michael P. Coffey	Chief Compliance Officer of Separate Account (B)	March 30, 2011

/s/ Thomas F. Motamed Thomas F. Motamed	Director, Chairman of the Board, Chief Executive Officer and President of Continental Assurance Company (Principal Executive Officer)	March 30, 2011

/s/ George R. Fay by Lynne Gugenheim as attorney-in-fact George R. Fay	Executive Vice President, Worldwide Property and Casualty Claim of Continental Assurance Company	March 30, 2011

/s/ Larry A. Haefner by Lynne Gugenheim as attorney-in-fact Larry A. Haefner	Director, Executive Vice President and Chief Actuary of Continental Assurance Company	March 30, 2011

/s/ Jonathan D. Kantor by Lynne Gugenheim as attorney-in-fact Jonathan D. Kantor	Director, Executive Vice President, General Counsel and Secretary of Continental Assurance Company	March 30, 2011

/s/ Robert A. Lindemann by Lynne Gugenheim as attorney-in-fact Robert A. Lindemann	President and Chief Operating Officer, CNA Commercial of Continental Assurance Company	March 30, 2011

/s/ D. Craig Mense by Lynne Gugenheim as attorney-in-fact D. Craig Mense	Director, Executive Vice President and Chief Financial Officer of Continental Assurance Company (Principal Financial and Accounting Officer)	March 30, 2011

/s/ Thomas Pontarelli by Lynne Gugenheim as attorney-in-fact Thomas Pontarelli	Director, Executive Vice President and Chief Administration Officer of Continental Assurance Company	March 30, 2011

/s/ Timothy J. Szerlong by Lynne Gugenheim as attorney-in-fact Timothy J. Szerlong	President, World Wide Field Operations of Continental Assurance Company	March 30, 2011

/s/ Peter W. Wilson by Lynne Gugenheim as attorney-in-fact Peter W. Wilson	President and Chief Operating Officer, CNA Specialty of Continental Assurance Company	March 30, 2011